Transamerica International Focus VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Canada - 10.0%
Alimentation Couche-Tard, Inc.	141,402	$ 8,014,915
Dollarama, Inc.	28,685	3,520,516
Shopify, Inc., Class A (A)	38,334	4,547,179
Waste Connections, Inc.	49,873	8,101,370
		24,183,980
France - 8.9%
EssilorLuxottica SA	21,406	4,988,136
Hermes International SCA	2,319	4,393,000
Safran SA	37,585	12,298,916
		21,680,052
Germany - 4.6%
CTS Eventim AG & Co. KGaA	68,914	4,036,341
Siemens Energy AG	41,008	7,071,808
		11,108,149
Hong Kong - 4.5%
AIA Group Ltd.	975,700	10,841,317
Italy - 3.2%
Ferrari NV	23,099	7,817,857
Japan - 23.6%
Ajinomoto Co., Inc.	405,900	11,475,295
Hoya Corp.	65,500	11,355,103
ITOCHU Corp.	863,900	10,989,223
Japan Elevator Service Holdings Co. Ltd.	621,400	6,425,618
Keyence Corp.	20,700	7,367,277
Pan Pacific International Holdings Corp.	1,566,200	9,554,210
		57,166,726
Netherlands - 5.5%
Adyen NV (A)(B)	6,064	6,069,157
ASML Holding NV	5,576	7,364,948
		13,434,105
Norway - 3.3%
Salmar ASA	136,128	7,943,108
Republic of Korea - 2.5%
SK Hynix, Inc.	10,682	6,060,590
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.0%
Lagercrantz Group AB, B Shares	223,096	$ 4,765,819
Switzerland - 7.0%
Belimo Holding AG	8,179	6,642,562
Galderma Group AG	39,779	7,817,913
SMG Swiss Marketplace Group AG (A)(B)	71,431	2,495,692
		16,956,167
Taiwan - 6.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49,545	16,743,733
United Kingdom - 6.2%
3i Group PLC	201,855	6,578,658
Compass Group PLC	300,140	8,374,180
		14,952,838
United States - 6.8%
Liberty Media Corp. - Liberty Formula One, Class C (A)	77,177	6,561,589
Linde PLC	20,307	10,067,398
		16,628,987
Total Common Stocks (Cost $227,559,350)		230,283,428

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp., 1.35% (C), dated 03/31/2026, to be repurchased at $9,795,870 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $9,991,429.	$ 9,795,502	9,795,502
Total Repurchase Agreement (Cost $9,795,502)		9,795,502
Total Investments (Cost $237,354,852)		240,078,930
Net Other Assets (Liabilities) - 1.0%		2,343,820
Net Assets - 100.0%		$ 242,422,750
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	12.6%	$30,169,271
Food Products	8.1	19,418,403
Health Care Equipment & Supplies	6.8	16,343,239
Commercial Services & Supplies	6.1	14,526,988
Broadline Retail	5.4	13,074,726
Aerospace & Defense	5.1	12,298,916
Electronic Equipment, Instruments & Components	5.1	12,133,096
Trading Companies & Distributors	4.6	10,989,223
Insurance	4.5	10,841,317
Entertainment	4.4	10,597,930
Chemicals	4.2	10,067,398
Hotels, Restaurants & Leisure	3.5	8,374,180
Transamerica Series Trust

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Consumer Staples Distribution & Retail	3.3%	$8,014,915
Pharmaceuticals	3.3	7,817,913
Automobiles	3.3	7,817,857
Electrical Equipment	2.9	7,071,808
Building Products	2.8	6,642,562
Capital Markets	2.7	6,578,658
Financial Services	2.5	6,069,157
IT Services	1.9	4,547,179
Textiles, Apparel & Luxury Goods	1.8	4,393,000
Interactive Media & Services	1.0	2,495,692
Investments	95.9	230,283,428
Short-Term Investments	4.1	9,795,502
Total Investments	100.0%	$ 240,078,930
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$72,739,505	$157,543,923	$—	$230,283,428
Repurchase Agreement	—	9,795,502	—	9,795,502
Total Investments	$72,739,505	$167,339,425	$—	$240,078,930
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $8,564,849, representing 3.5% of the
Portfolio's net assets.

(C)	Rate disclosed reflects the yield at March 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Series Trust

Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica International Focus VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust